Assets held for sale (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets held for sale [Line Items]
Accounts receivable from current related entities	$ (44,554)	$ (59,132)
Investments accounted for using the equity method	(111,549)	(152,630)	$ (133,140)
Capital Gains	(6,205)
Property, plant and equipment	(1,454,823)	(1,429,354)	(1,532,710)
Total Assets	(4,268,094)	(4,296,236)	(4,217,980)
Total liabilities	2,130,292	2,048,768	$ 1,910,708
Net assets	(69,978)
Minera Exar S.A. [Member]
Assets held for sale [Line Items]
Accounts receivable from current related entities	(19,500)	0
Investments accounted for using the equity method	(35,628)
Capital Gains	(6,205)
Property, plant and equipment	(6,302)
Total Assets	(67,635)
Total liabilities	0
Net assets	(67,635)
Charlee SQM Thailand Co. Ltd. [Member]
Assets held for sale [Line Items]
Accounts receivable from current related entities	0	$ (1,204)
Investments accounted for using the equity method	(2,343)
Capital Gains	0
Property, plant and equipment	0
Total Assets	(2,343)
Total liabilities	0
Net assets	$ (2,343)